                     SUPPLEMENT DATED SEPTEMBER 10, 1998 TO
                       PROSPECTUS DATED MAY 1, 1998 FOR

                      DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                       NATIONWIDE LIFE INSURANCE COMPANY


                                  THROUGH ITS

                              MFS VARIABLE ACCOUNT

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1. Effective August 24, 1998, all references to MFS(R) World Governments Fund throughout your prospectus have changed to:

                         MFS(R) Global Governments Fund